Commitments and Contingent Liabilities - Lease Payments under Operating Leases Recognized as Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Lease and sublease payments recognised as expense [abstract]
Lease payments under operating leases recognized as expenses	¥ 35,180	¥ 32,030	¥ 32,934